Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
	Nov. 03, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Common stock, dividends, per share, declared (in dollars per share)		$ 0.15	$ 0.15	$ 0.45	$ 0.35
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 400.0
Common stock, dividends, per share, declared (in dollars per share)	$ 0.22